Nature of Business	2 Months Ended	3 Months Ended
	Dec. 31, 2014	Mar. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business

NOTE 1 – NATURE OF BUSINESS

The Company was incorporated under the laws of the state of Nevada on October 27, 2014, under the name IT Management, Inc. The Company has limited operations and is developing a business plan to provide information technology and computer consulting services to clients in the United States and Canada. To date, its business activities have been limited to organizational matters and developing its business plan. It has not yet realized any revenues from its planned operations.

NOTE 1 – NATURE OF BUSINESS

The Company was incorporated under the laws of the state of Nevada on October 27, 2014, under the name IT Management, Inc. The Company has limited operations and is developing a business plan to provide information technology and computer consulting services to clients in the United States and Canada. To date, its business activities have been limited to organizational matters and developing its business plan. It has not yet realized any revenues from its planned operations.